Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Diamond Hill Large Cap Concentrated ETF | Diamond Hill Large Cap Concentrated ETF Class
Prospectus [Line Items]
Annual Return [Percent]	14.34%	17.32%	(12.62%)